COMPANY'S OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
COMPANY'S OPERATIONS
Summary of equity interest in the entities

					% equity interest
			Type of		December 31,	December 31,
Entity	Main activity	Country	investment	Accounting method	2022	2021
Caravelas Florestal S.A. (5) (7)	Industrialization and commercialization of standing wood	Brazil	Direct	Consolidated
Celluforce Inc.	Nanocrystalline pulp research and development	Canada	Direct	Fair value through other comprehensive income	8.28%	8.28%
Ensyn Corporation	Biofuel research and development	United States of America	Direct	Equity	26.59%	26.24%
F&E Technologies LLC	Biofuel production, except alcohol	United States of America	Direct/Indirect	Equity	50.00%	50.00%
F&E Tecnologia do Brasil S.A.	Biofuel production, except alcohol	Brazil	Direct	Consolidated	100.00%	100.00%
Fibria Celulose (USA) Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Fibria Overseas Finance Ltd.	Financial fundraising	Cayman Island	Direct	Consolidated	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A.	Port operations	Brazil	Direct	Consolidated	100.00%	100.00%
FuturaGene Ltd.	Biotechnology research and development	England	Direct	Consolidated	100.00%	100.00%
FuturaGene Biotechnology Shangai Company Ltd. (1)	Biotechnology research and development	China	Indirect	Consolidated		100.00%
FuturaGene Delaware Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
FuturaGene Israel Ltd.	Biotechnology research and development	Israel	Indirect	Consolidated	100.00%	100.00%
FuturaGene Hong Kong Ltd.(8)	Biotechnology research and development	Hong Kong	Indirect	Consolidated		100.00%
FuturaGene Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
Ibema Companhia Brasileira de Papel	Industrialization and commercialization of paperboard	Brazil	Direct	Equity	49.90%	49.90%
Maxcel Empreendimentos e Participações S.A.	Holding	Brazil	Direct	Consolidated	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A.	Port operations	Brazil	Indirect	Consolidated	100.00%	100.00%
Mucuri Energética S.A.	Power generation and distribution	Brazil	Direct	Consolidated	100.00%	100.00%
Paineiras Logística e Transportes Ltda.	Road freight transport	Brazil	Direct	Consolidated	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A.	Port operations	Brazil	Direct	Consolidated	51.00%	51.00%
Projetos Especiais e Investimentos Ltda.	Commercialization of equipment and parts	Brazil	Direct	Consolidated	100.00%	100.00%
Rio Verde Participações e Propriedades Rurais S.A. (7)	Forest assets	Brazil	Direct	Consolidated		100.00%
SFBC Participações Ltda.	Packaging production	Brazil	Direct	Consolidated	100.00%	100.00%
Spinnova Plc (2)	Research and development of sustainable raw materials (wood) for the textile industry	Finland	Direct	Equity	19.03%	19.14%
Stenfar S.A. Indl. Coml. Imp. Y. Exp.	Commercialization of paper and computer materials	Argentina	Direct	Consolidated	100.00%	100.00%
Suzano Austria GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Canada Inc.	Lignin research and development	Canada	Direct	Consolidated	100.00%	100.00%
Suzano Finland Oy	Industrialization, commercialization of cellulose, microfiber cellulose and paper.	Finland	Direct	Consolidated	100.00%	100.00%
Suzano International Finance B.V (9)	Financial fundraising	Netherlands	Direct	Consolidated	100.00%
Suzano International Trade GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Material Technology Development Ltd. (6)	Biotechnology research and development	China	Direct	Consolidated	100.00%
Suzano Operações Industriais e Florestais S.A.	Industrialization, commercialization and exporting of pulp	Brazil	Direct	Consolidated	100.00%	100.00%
Suzano Pulp and Paper America Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Suzano Pulp and Paper Europe S.A.	Business office	Switzerland	Direct	Consolidated	100.00%	100.00%
Suzano Shanghai Ltd.	Business office	China	Direct	Consolidated	100.00%	100.00%
Suzano Trading International KFT	Business office	Hungary	Direct	Consolidated	100.00%	100.00%
Suzano Trading Ltd. (7)	Business office	Cayman Island	Direct	Consolidated		100.00%
Suzano Ventures LLC (3)	Corporate venture capital	United States of America	Direct	Consolidated	100.00%
Veracel Celulose S.A.	Industrialization, commercialization and exporting of pulp	Brazil	Direct	Proportional Consolidated	50.00%	50.00%
Vitex BA Participações S.A. (4) (7)	Holding	Brazil	Direct	Consolidated
Parkia BA Participações S.A. (4) (7)	Holding	Brazil	Direct/Indirect	Consolidated
Garacuí Comercial Ltda. (4) (7)	Industrialization and commercialization of standing wood	Brazil	Indirect	Consolidated
Vitex SP Participações S.A. (4) (7)	Holding	Brazil	Direct	Consolidated
Parkia SP Participações S.A. (4) (7)	Holding	Brazil	Direct/Indirect	Consolidated
Sobrasil Comercial Ltda. (4) (7)	Industrialization and commercialization of standing wood	Brazil	Indirect	Consolidated
Vitex MS Participações S.A. (4) (7)	Holding	Brazil	Direct	Consolidated
Parkia MS Participações S.A. (4) (7)	Holding	Brazil	Direct/Indirect	Consolidated
Duas Marias Comercial Ltda. (4) (7)	Industrialization and commercialization of standing wood	Brazil	Indirect	Consolidated
Vitex ES Participações S.A. (4) (7)	Holding	Brazil	Direct	Consolidated
Parkia ES Participações S.A. (4) (7)	Holding	Brazil	Direct/Indirect	Consolidated
Claraíba Comercial Ltda. (4) (7)	Industrialization and commercialization of standing wood	Brazil	Indirect	Consolidated
Woodspin Oy	Development, production, distribution and commercialization of wood-based textile fibers, yarns and filaments, produced from cellulose and microfiber cellulose.	Finland	Direct/Indirect	Equity	50.00%	50.00%
1)	Equity interest discontinued during the year.
2)	On February 14, May 31, August 17, and December 19, 2022, the equity interest was changed as a result of the issuance of new shares by the entity under its stock option program.
3)	On May 17, 2022, incorporation of equity interest.
4)	On June 22, 2022, acquisition of equity interest (note 1.2.4).
5)	On August 9, 2022, acquisition of equity interest (note 1.2.5).
6)	On September 22, 2022, establishment of legal entity with full equity interest from Suzano S.A.
7)	On September 30, 2022, merger of the entity by Suzano S.A. due to corporate reorganization.
8)	On April 8, 2022, the entity was discontinued.
9)	On December 29, 2022, establishment of legal entity with full equity interest from Suzano S.A.